Operating Expenses	12 Months Ended
Dec. 31, 2018
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Operating Expenses

Note 6: Operating Expenses

The components of operating expenses include the following:

	Year ended December 31,
	2018	2017
Salaries, commissions and allowances(1)	2,505	2,241
Share-based payments	48	60
Post-employment benefits	143	152
Total staff costs	2,696	2,453
Goods and services(2)	1,038	864
Data	240	226
Telecommunications	43	28
Real estate	119	135
Fair value adjustments(3)	(5)	-
Total operating expenses	4,131	3,706

(1) Salaries, commissions and allowances include severance costs of $135 million in 2018 (2017 - $53 million). The 2018 severance costs included $127 million of restructuring charges (see note 23).

(2) Goods and services include professional fees, consulting and outsourcing services, contractors, selling and marketing, and other general and administrative costs.

(3) Fair value adjustments primarily represent gains or losses due to changes in foreign currency exchange rates on intercompany balances that arise in the ordinary course of business.